Share-Based Compensation (Schedule of Restricted Share Units Activities) (Details) - Restricted Stock Units (RSUs) [Member] - 2015 Plan [Member]	12 Months Ended
Dec. 31, 2021 ¥ / shares shares
Number of restricted share units
Outstanding, beginning balance | shares	3,334,932
Granted | shares	3,507,087
Vested | shares	(2,088,614)
Forfeited | shares	(440,291)
Outstanding, ending balance | shares	4,313,114
Weighted-Average Grant-Date Fair Value
Outstanding, beginning balance | ¥ / shares	¥ 68.40
Granted | ¥ / shares	68.53
Vested | ¥ / shares	77.03
Forfeited | ¥ / shares	85.06
Outstanding and unvested, as of December 31, 2019 | ¥ / shares	¥ 68.51